STOCK OPTIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Share price		$ 2.93
Exercise price	$ 3.43	$ 2.93
Risk-free interest rate		2.38%
Expected volatility		108.14%
Expected option life in years	4 years	10 years
Expected dividend yield
Minimum [Member]
Statement Line Items [Line Items]
Share price	$ 2.59
Risk-free interest rate	2.74%
Expected volatility	149.99%
Maximum [Member]
Statement Line Items [Line Items]
Share price	$ 3.39
Risk-free interest rate	2.78%
Expected volatility	150.43%